Note 1: Organization, Consolidation and Presentation of Financial Statements: Nature of Business (Policies)	3 Months Ended
Aug. 31, 2013
Policies
Nature of Business

NATURE OF BUSINESS

The Company is engaged primarily in the acquisition, work-over development, and production of oil and gas properties. Such activities are concentrated in North American onshore, primarily in the United States in the State of Pennsylvania. The Company plans to acquire producing or near producing oil and gas properties that will provide cash flow and an upside for future development. The Company will be scouting for additional properties in and around Texas, Oklahoma, Pennsylvania, Kansas and in Canada.

The Company was incorporated under the laws of the state of Nevada on December 20, 2007 as Real Value Estates, Inc. On July 20, 2010, the Company changed its name to Xun Energy, Inc

The Company was incorporated under the laws of the state of Nevada on December 20, 2007 as Real Value Estates, Inc. On July 20, 2010, the Company changed its name to Xun Energy, Inc.

On February 7, 2011, the Company established two subsidiaries in the State of Kentucky.  The Company acquired three oil and gas leases in the State of Kentucky on February 28, 2011 and began production of oil on one of its leases in March 2011.

On February 6, 2012, the Company established a subsidiary in the State of Florida.

On August 31, 2012, the Company acquired 30 oil and gas well locations in Venango County, Pennsylvania with an option to acquire an additional 15 oil and gas locations. Work commenced on the first 5 oil well locations on the Rice lease in Venango, County, Pennsylvania, USA in March  2013 and as of August 31, 2013 the roads and drill pads were constructed, and Rice #15 was drilled to a target depth of 1,050'. Drilling samples and observations confirmed intersecting oil bearing lenses. Refer to NOTE 23, SUBSEQUENT EVENTS for wire line logging results.

On June 25, 2013, the Company incorporated a wholly owned subsidiary, Xun Oil of Pennsylvania Corporation, in the Commonwealth of Pennsylvania, USA.